VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2013
VESSELS, NET [Abstract]
Vessels, net
Vessels, net, consist of the carrying value of 20 vessels including drydocking costs.

All figures in USD '000	Vessels	Drydocking	Total
Carrying Value December 31, 2012	933,424	31,431	964,855
Accumulated depreciation December 31, 2012	397,641	15,822	413,463
Impairment Loss on Vessel 2012	12,030	-	12,030
Depreciation expense 2012	62,795	6,424	69,219
Carrying Value December 31, 2013	872,846	38,583	911,429
Accumulated depreciation December 31, 2013	460,422	27,063	487,485
Depreciation expense 2013	62,781	11,241	74,022